FLEXSHARES® TRUST

FlexShares® Core Select Bond Fund (BNDC)

FlexShares® Ultra-Short Income Fund (RAVI)

SUPPLEMENT DATED JULY 26, 2024 TO THE PROSPECTUS, DATED MARCH 1, 2024, AS SUPPLEMENTED

Effective July 31, 2024, the Prospectus is updated as follows:

1.	The paragraph under the section entitled “Fund Summaries – FlexShares® Ultra-Short Income Fund – Management” on page 7 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Bilal Memon, Morten Olsen, and Chaitanya Mandavakuriti, CFA, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since its inception in October 2012, March 2022 and July 2024, respectively.

2.	The paragraph under the section entitled “Fund Summaries – FlexShares® Core Select Bond Fund – Management” on page 14 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Bilal Memon and Chaitanya Mandavakuriti, CFA, each a Senior Vice President of NTI, and Benjamin Gord, a Senior Vice President and Head of Fixed Income Portfolio Implementation, have served as Portfolio Managers of the Fund since July 2023, March 2023, and July 2024 respectively.

3.

The paragraphs describing the portfolio managers for the FlexShares® Ultra-Short Income Fund under the section entitled “Description of Fund Management – Portfolio Managers” on page 43 of the Prospectus are deleted and replaced with the following:

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® Ultra-Short Income Fund portfolio are:

Bilal Memon is a Senior Vice President of NTI. Mr. Memon joined NTI in 2007 and is responsible for managing various short duration portfolios.

Morten Olsen is a Senior Vice President of NTI. Mr. Olsen joined NTI in 2009 and has assisted in the management of various fixed-income funds.

Chaitanya Mandavakuriti, CFA, is a Senior Vice President of NTI. Mr. Mandavakuriti joined NTI in 2013 and has assisted in the management of international fixed income index portfolios with a focus on credit.

4.

The paragraphs describing the portfolio managers for the FlexShares® Core Select Bond Fund under the section entitled “Description of Fund Management – Portfolio Managers” on page 43 of the Prospectus are deleted and replaced with the following:

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® Core Select Bond Fund’s portfolio are:

Bilal Memon is a Senior Vice President of NTI. Mr. Memon joined NTI in 2007 and is responsible for managing various short duration portfolios.

Chaitanya Mandavakuriti, CFA, is a Senior Vice President of NTI. Mr. Mandavakuriti joined NTI in 2013 and has assisted in the management of international fixed income index portfolios with a focus on credit.

Benjamin Gord is a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI. Mr. Gord joined NTI in 2022 and oversees the Fixed Income Portfolio Construction and Quantitative Research Teams. He also sits on the Fixed Income Strategy Team which sets risk allocation for all fixed income portfolios. Prior to joining NTI, Mr. Gord was a Managing Director at Ellington Management Group and before that at Wafra.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (FEIG)

FlexShares® Credit-Scored US Corporate Bond Index Fund (SKOR)

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (LKOR)

SUPPLEMENT DATED JULY 26, 2024 TO THE PROSPECTUS, DATED MARCH 1, 2024, AS SUPPLEMENTED

Effective July 31, 2024, the Prospectus is updated as follows:

1.

The paragraph under the section entitled “Fund Summaries – FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund– Management” on page 191 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Mousumi Chinara, CFA, a Vice President of NTI, Michael R. Chico and David M. Alongi, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since July 2023, July 2023 and July 2024, respectively.

2.

The paragraph under the section entitled “Fund Summaries – FlexShares® Credit-Scored US Corporate Bond Index Fund – Management” on page 168 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Benjamin Gord, a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI, Chaitanya Mandavakuriti, CFA and Bilal Memon, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since May 2023, March 2021 and July 2024, respectively.

3.

The paragraph under the section entitled “Fund Summaries – FlexShares® Credit-Scored US Long Corporate Bond Index Fund – Management” on page 176 of the Prospectus is deleted and replaced with the following:

Investment Adviser and Portfolio Managers. NTI, a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Benjamin Gord, a Senior Vice President and Head of Fixed Income Portfolio Implementation of NTI, Chaitanya Mandavakuriti, CFA and Bilal Memon, each a Senior Vice President of NTI, have served as Portfolio Managers of the Fund since May 2023, March 2021 and July 2024, respectively.

4.	The following is added to the section describing the portfolio managers entitled “Description of Fund Management – Portfolio Managers” on page 234 of the Prospectus:

Bilal Memon is a Senior Vice President of NTI. Mr. Memon joined NTI in 2007 and is responsible for managing various short duration portfolios.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® Core Select Bond Fund (BNDC)

FlexShares® Ultra-Short Income Fund (RAVI)

SUPPLEMENT DATED JULY 26, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”), DATED MARCH 1, 2024, AS SUPPLEMENTED

Effective July 31, 2024, the SAI is updated as follows:

1.

The disclosure as to the portfolio managers of the FlexShares® Core Select Bond Fund and FlexShares® Ultra-Short Income Fund in the table under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS” on page 50 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS

FlexShares® Ultra-Short Income Fund	Bilal Memon, Morten Olsen and Chaitanya Mandavakuriti*
FlexShares® Core Select Bond Fund	Chaitanya Mandavakuriti, Bilal Memon and Benjamin Gord*

* Became a Portfolio Manager effective July 31, 2024.

2.

The following information, as of June 30, 2024, replaces the information with respect to Chaitanya Mandavakuriti under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Accounts Managed by Portfolio Managers” beginning on page 51 of the SAI:

The table below discloses accounts within each type of category listed below for which Chaitanya Mandavakuriti* was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2024.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance

FlexShares Trust:	4	$1,994,764,086	0	$0
Other Registered Investment Companies:	0	$0	0	$0

Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	1	$1,238,676,385	0	$0

* Chaitanya Mandavakuriti became a Portfolio Manager of the FlexShares® Ultra-Short Income Fund effective July 31, 2024.

3.

The following information, as of June 30, 2024, with respect to Benjamin Gord is added under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Accounts Managed by Portfolio Managers” beginning on page 50 of the SAI:

The table below discloses accounts within each type of category listed below for which Benjamin Gord* was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2024.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance

FlexShares Trust:	3	$1,848,460,455	0	$0
Other Registered Investment Companies:	0	$0	0	$0

Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

* Benjamin Gord became a Portfolio Manager of the FlexShares® Core Select Bond Fund effective July 31, 2024.

4.

The following information, as of June 30, 2024, is added in the table under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Disclosure of Securities Ownership” on page 53 of the SAI:

As of June 30, 2024, Benjamin Gord and Chaitanya Mandavakuriti did not beneficially own shares of the Funds which they managed.

Please retain this Supplement with your SAI for future reference.

FLEXSHARES® TRUST

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (FEIG)

FlexShares® Credit-Scored US Corporate Bond Index Fund (SKOR)

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (LKOR)

SUPPLEMENT DATED JULY 26, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”), DATED MARCH 1, 2024, AS SUPPLEMENTED

Effective July 31, 2024, the SAI is updated as follows:

1.

The disclosure as to the portfolio managers of the FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund, FlexShares® Credit-Scored US Corporate Bond Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund in the table under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS” on page 81 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	Mousumi Chinara, Michael Chico and David M. Alongi*

FlexShares® Credit-Scored US Corporate Bond Index Fund	Chaitanya Mandavakuriti, Benjamin Gord and Bilal Memon*

FlexShares® Credit-Scored US Long Corporate Bond Index Fund	Chaitanya Mandavakuriti, Benjamin Gord and Bilal Memon*

* Became a Portfolio Manager effective July 31, 2024.

2.

The following information, as of June 30, 2024, replaces the information with respect to David M. Alongi under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Accounts Managed by Portfolio Managers” beginning on page 81 of the SAI:

The table below discloses accounts within each type of category listed below for which David M. Alongi* was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2024.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance

FlexShares Trust:	3	$2,495,091,845	0	$0
Other Registered Investment Companies:	5	$1,077,673,820	0	$0

Other Pooled Investment Vehicles:	15	$45,896,810,283	0	$0
Other Accounts:	7	$4,923,924,512	0	$0

* David M. Alongi became a Portfolio Manager of the FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund effective July 31, 2024.

3.

The following information, as of June 30, 2024, with respect to Bilal Memon is added under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Accounts Managed by Portfolio Managers” beginning on page 81 of the SAI:

The table below discloses accounts within each type of category listed below for which Bilal Memon* was jointly and primarily responsible for day-to-day portfolio management as of June 30, 2024.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance

FlexShares Trust:	1	$1,142,980,465	0	$0
Other Registered Investment Companies:	5	$4,775,456,072	0	$0

Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	80	$10,765,969,833	0	$0

* Bilal Memon became a Portfolio Manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund and the FlexShares® Credit-Scored US Long Corporate Bond Index Fund effective July 31, 2024.

4.

The following information, as of June 30, 2024, is added in the table under the section entitled “MANAGEMENT OF THE TRUST – PORTFOLIO MANAGERS – Disclosure of Securities Ownership” on page 87 of the SAI:

As of June 30, 2024, Bilal Memon and David M. Alongi did not beneficially own shares of the Funds which they managed, except Mr. Alongi beneficially owned between $10,001 and $50,000 shares of FlexShares® High Yield Value-Scored Bond Index Fund and FlexShares® Disciplined Duration MBS Index Fund.

Please retain this Supplement with your SAI for future reference.